Incentive Stock Plan - Schedule of Option Activity Under Stock Plan (Details) - The 2021 Incentive Stock Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Options, number of shares (in shares)	144,125	215,625	167,561
Options, weighted average exercise price (in dollars per share)	$ 9.09	$ 8.97	$ 11.68
Options, weighted average remaining life (Year)	7 years 4 months 6 days	8 years 4 months 13 days	8 years 9 months 10 days
Issued, number of shares (in shares)	15,000	0	78,750
Issued,weighted average exercise price (in dollars per share)	$ 3.46	$ 0	$ 3.59
Issued,weighted average remaining life (Year)	10 years		10 years
Forfeited,number of shares (in shares)	0	(71,500)	(30,686)
Forfeited,weighted average exercise price (in dollars per share)	$ 0	$ 6.03	$ 9.9
Exercised,number of shares (in shares)	(21,500)	0	0
Exercised,weighted average exercise price (in dollars per share)	$ 3.65	$ 0	$ 0
Exercised,weighted average remaining life (Year)	8 years 1 month 24 days
Options, number of shares (in shares)	137,625	144,125	215,625
Options, weighted average exercise price (in dollars per share)	$ 9.33	$ 9.09	$ 8.97
Options, weighted average remaining life (Year)	6 years 11 months 26 days	7 years 4 months 6 days	8 years 4 months 13 days